UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 01403)

Exact name of registrant as specified in charter:	Putnam Global Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2008

Date of reporting period: July 31, 2008

Item 1. Schedule of Investments:

Putnam Global Equity Fund
The fund's portfolio
7/31/08 (Unaudited)

COMMON STOCKS (95.9%)(a)
	Shares	Value

Aerospace and Defense (6.2%)
L-3 Communications Holdings, Inc.	494,000	$48,752,860
Lockheed Martin Corp.	462,800	48,283,924
		97,036,784

Automotive (2.2%)
Peugeot SA (France)	68,500	3,328,097
Suzuki Motor Corp. (Japan)	1,418,000	30,800,930
		34,129,027

Banking (7.3%)
Allied Irish Banks PLC (Ireland)	780,866	9,737,810
Alpha Bank AE (Greece)	418,000	12,317,934
Bank of America Corp. (SEG)	548,600	18,048,940
Bank of China Ltd. (China)	6,798,000	3,105,603
Bank of Ireland PLC (Ireland)	500,729	4,229,312
Credit Agricole SA (France)	677,978	14,520,140
DBS Group Holdings, Ltd. (Singapore)	2,183,000	30,489,677
KBC Groupe SA (Belgium)	131,459	13,322,061
Royal Bank of Scotland Group PLC (United Kingdom)	2,033,000	8,508,731
		114,280,208

Basic Materials (1.0%)
Antofagasta PLC (United Kingdom)	1,382,857	15,756,269

Beverage (0.3%)
PepsiCo, Inc.	76,521	5,093,238

Chemicals (2.1%)
Terra Industries, Inc. (S)	606,451	32,748,354

Commercial and Consumer Services (0.4%)
LG Corp. (South Korea)	93,942	5,999,368

Communications Equipment (1.1%)
Nokia OYJ (Finland)	612,700	16,739,258

Conglomerates (0.4%)
Vivendi SA (France)	130,998	5,472,731

Consumer (1.5%)
Matsushita Electric Industrial Co., Ltd. (Japan)	1,105,000	23,412,589

Consumer Goods (2.8%)
Reckitt Benckiser PLC (United Kingdom)	782,587	42,781,994

Distribution (1.2%)
Mitsubishi Corp. (Japan)	638,700	18,523,551

Electronics (2.5%)
High Tech Computer Corp. (Taiwan)	787,200	12,336,638
National Semiconductor Corp.	752,300	15,760,685
NVIDIA Corp. (NON)	648,400	7,417,696
Samsung Electronics Co., Ltd. (South Korea)	6,677	3,717,573
		39,232,592

Energy (Oil Field) (2.5%)
ENSCO International, Inc.	556,000	38,441,840

Financial (1.0%)
Korea Investment Holdings Co., Ltd. (South Korea)	111,380	4,586,824
Man Group PLC (United Kingdom)	928,908	11,223,083
		15,809,907

Health Care Services (0.3%)
Suzuken Co., Ltd. (Japan)	147,700	5,079,441

Insurance (5.8%)
Aegon NV (Netherlands)	874,417	10,260,242
Allianz SE (Germany)	94,315	15,987,677
Arch Capital Group, Ltd. (Bermuda) (NON)	167,893	11,707,179
Swiss Re (Switzerland)	452,551	28,099,203
Zurich Financial Services AG (Switzerland)	92,140	24,203,611
		90,257,912

Investment Banking/Brokerage (2.5%)
3i Group PLC (United Kingdom)	580,478	10,308,820
Credit Suisse Group (Switzerland)	306,846	15,401,279

Goldman Sachs Group, Inc. (The)	73,800	13,582,152
		39,292,251

Manufacturing (1.6%)
NSK, Ltd. (Japan)	2,125,000	17,543,312
Roper Industries, Inc. (S)	122,400	7,488,432
		25,031,744

Media (1.6%)
Viacom, Inc. Class B (NON)	904,282	25,256,596

Metals (7.7%)
ArcelorMittal (Luxembourg)	238,083	21,072,796
BHP Billiton, Ltd. (Australia)	1,023,662	38,246,256
BHP Billiton, Ltd. (Australia)	344,200	33,301,350
MMC Norilsk Nickel ADR (Russia)	425,200	9,230,862
Salzgitter AG (Germany)	35,007	5,733,880
voestalpine AG (Austria)	197,611	12,966,274
		120,551,418

Natural Gas Utilities (0.6%)
Energen Corp.	143,700	8,650,740

Office Equipment & Supplies (2.1%)
Canon, Inc. (Japan)	708,100	32,361,900

Oil & Gas (12.6%)
Addax Petroleum Corp. (Switzerland)	760,772	29,736,363
EnCana Corp. (Canada)	124,300	8,978,370
Exxon Mobil Corp.	432,856	34,814,608
Inpex Holdings, Inc. (Japan)	1,558	15,658,728
Patterson-UTI Energy, Inc. (S)	348,900	9,915,738
Royal Dutch Shell PLC Class A (Netherlands)	1,425,402	50,869,460
Stone Energy Corp. (NON)	143,800	7,336,676
Total SA (France)	60,359	4,625,457
Valero Energy Corp.	444,160	14,839,386
W&T Offshore, Inc.	456,500	20,204,690
		196,979,476

Pharmaceuticals (8.9%)
Eli Lilly & Co.	338,300	15,937,313
Johnson & Johnson (S)	793,600	54,337,793
Pfizer, Inc.	2,773,200	51,775,644
Roche Holding AG (Switzerland)	87,265	16,112,018
		138,162,768

Power Producers (0.4%)
Reliant Resources, Inc. (NON)	339,200	6,142,912

Regional Bells (2.1%)
Verizon Communications, Inc.	985,300	33,539,612

Retail (1.7%)
Best Buy Co., Inc.	139,100	5,525,052
Hennes & Mauritz AB Class B (Sweden)	379,900	20,370,892
		25,895,944

Shipping (3.4%)
D/S Norden (Denmark)	192,875	18,706,790
Mitsui O.S.K. Lines, Ltd. (Japan)	2,240,000	28,868,894
Pacific Basin Shipping, Ltd. (Hong Kong)	3,623,000	5,085,890
		52,661,574

Software (6.7%)
Adobe Systems, Inc. (NON) (S)	1,147,200	47,436,720
Microsoft Corp.	1,698,400	43,682,848
Oracle Corp. (NON)	593,800	12,784,514
		103,904,082

Telecommunications (1.7%)
Embarq Corp. (S)	578,195	26,463,985

Tobacco (3.8%)
Altria Group, Inc.	449,700	9,151,395
Lorillard, Inc. (NON)	404,900	27,172,839
Philip Morris International, Inc.	449,700	23,227,005
		59,551,239

Trucks & Parts (0.1%)
Toyota Boshoku Corp. (Japan)	55,000	1,214,561

Total common stocks (cost $1,637,811,639)		$1,496,455,865

SHORT-TERM INVESTMENTS (11.5%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 2.00% to 2.96% and
due dates ranging from August 1, 2008 to
September 26, 2008 (d)	$135,258,725	$135,089,775
Putnam Prime Money Market Fund (e)	44,224,805	44,224,805

Total short-term investments (cost $179,314,580)		$179,314,580

TOTAL INVESTMENTS

Total investments (cost $1,817,126,219)(b)		$1,675,770,445

FORWARD CURRENCY CONTRACTS TO BUY at 7/31/08 (aggregate face value $351,781,756) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$72,494,263	$73,417,397	10/15/08	$(923,134)
British Pound	42,928,450	42,203,230	9/17/08	725,220
Canadian Dollar	20,144,423	20,331,950	10/15/08	(187,527)
Euro	96,795,589	97,557,840	9/17/08	(762,251)
Japanese Yen	18,728,755	18,948,342	8/20/08	(219,587)
Norwegian Krone	82,757,369	82,716,383	9/17/08	40,986
Swedish Krona	7,788,676	7,876,620	9/17/08	(87,944)
Swiss Franc	8,617,196	8,729,994	9/17/08	(112,798)

Total				$(1,527,035)

FORWARD CURRENCY CONTRACTS TO SELL at 7/31/08 (aggregate face value $263,543,238) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$6,405,227	$6,587,896	10/15/08	$182,669
British Pound	60,179,411	60,325,656	9/17/08	146,245
Canadian Dollar	11,497,789	11,592,284	10/15/08	94,495
Danish Krone	34,336	33,966	9/17/08	(370)
Euro	27,342,819	27,503,285	9/17/08	160,466
Japanese Yen	74,270,949	76,118,164	8/20/08	1,847,215
Swedish Krona	46,361,010	46,633,422	9/17/08	272,412
Swiss Franc	34,545,849	34,748,565	9/17/08	202,716

Total				$2,905,848

FUTURES CONTRACTS OUTSTANDING at 7/31/08 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	(depreciation)

Dow Jones Euro Stoxx 50 Index (Long)	30	$1,580,460	Sep-08	$(98,809)
New Financial Times Stock Exchange 100 Index (Long)	16	1,714,625	Sep-08	(131,510)
S&P 500 Index (Long)	28	8,869,700	Sep-08	(37,094)
Tokyo Price Index (Long)	14	1,689,163	Sep-08	(129,455)

Total				$(396,868)

NOTES

(a) Percentages indicated are based on net assets of $1,560,555,905.

(b) The aggregate identified cost on a tax basis is $1,817,229,213, resulting in gross unrealized appreciation and depreciation of $77,041,564 and $218,500,332, respectively, or net unrealized depreciation of $141,458,768.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2008.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At July 31, 2008, the value of securities loaned amounted to $131,728,975. The fund received cash collateral of $135,089,775 which is pooled with collateral of other Putnam funds into 78 issues of short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $983,994 for the period ended July 31, 2008. During the period ended July 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $556,424,090 and $518,546,078, respectively.

On September 17, 2008, the Trustees of the fund voted to close Putnam Prime Money Market Fund effective September 17, 2008.

At July 31, 2008, liquid assets totaling $15,232,761 have been designated as collateral for open forward contracts and futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at July 31, 2008 (as a percentage of Portfolio Value):

Australia	2.3%
Austria	0.8
Belgium	0.8
Bermuda	0.7
Canada	0.5
China	0.2
Denmark	1.1
Finland	1.0
France	1.7
Germany	1.3
Greece	0.7
Hong Kong	0.3
Ireland	0.8
Japan	10.4
Luxembourg	1.3
Netherlands	3.6
Russia	0.6
Singapore	1.8
South Korea	0.9
Sweden	1.2
Switzerland	6.8
Taiwan	0.7
United Kingdom	5.3
United States	47.2
Other	8.0

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At July 31, 2008, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 25, 2008

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 25, 2008